Prepayments and Other Current Assets, Net (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Inventories net of impairment reserve	¥ 28,042	$ 3,950	¥ 4,283
Reserve for inventory	¥ 2,627	$ 370	¥ 0	¥ 7,618